Introduction	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Introduction

1. Introduction:

Nature of business

Kidoz Inc. (the “Company”, “Kidoz” or “we”), incorporated in Anguilla, British West Indies in 2005, is a focused AdTech solution provider. The Company is the owner of the Kidoz SDK and Kidoz Connect Programmatic network, a Children’s Online Privacy Protection Rule (“COPPA”) & General Data Protection Regulation (“GDPR”) compliant contextual mobile advertising network that reaches kids, teens, and families every month. Google certified and Apple approved, Kidoz provides a suite of advertising technology that connects brands, content publishers and families. The Company has created a network that app developers use to compliantly monetize traffic and advertisers rely on to reach their customers. Kidoz has developed contextual targeting tools to enable brands to reach their ideal customers.

Effective January 1, 2023, Kidoz Inc. continued out of the jurisdiction of the Anguillian Business Companies Act, 2022, and into the jurisdiction of the Canada Business Corporations Act (“CBCA”).

Continuing operations

These consolidated financial statements have been prepared assuming the realization of assets and the settlement of liabilities in the normal course of operations. The Company expects to continue to generate sufficient cash flows to fund continued operations for the next 12 months, or, in the absence of adequate cash flows from operations, obtaining additional financing.

Management continues to review operations in order to identify additional strategies designed to generate cash flow, improve the Company’s financial position, and enable the timely discharge of the Company’s obligations.

There have been many factors which have affected the world economies in recent years. These include global pandemics (i.e. coronavirus COVID-19), inflation, the war in Ukraine and Gaza and many more. These factors have adversely affected workforces, economies, and financial markets globally. It has also disrupted the normal operations of many businesses, including the Company’s. These factors have affected spending, thereby affecting demand for the Company’s product and the Company’s business and its results of operations. It is not possible for the Company to predict the duration or magnitude of these factors at this time and the full effects on the Company’s business, its future results of operations, or ability to raise funds.